Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Investment Objectives and Goals - Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index.